Davis Research Fund
Authorized series of
Davis New York Venture Fund, Inc.
Supplement dated February 11, 2026
to the Summary Prospectus dated December 1, 2025
The following risk is added to the section titled “Principal Risks of Investing in the Fund” in the Summary Prospectus:

Financial Services Risk. Risks of investing in the financial services sector include: (1) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (2) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (3) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (4) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (5) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (6) competition: the financial services sector has become increasingly competitive.

Davis Research Fund
Authorized series of
Davis New York Venture Fund, Inc.
Supplement dated February 11, 2026
to the Prospectus dated December 1, 2025
The following risk is added to the section titled “Principal Risks of Investing in the Fund” in the Summary portion of the Statutory Prospectus:
Financial Services Risk. Risks of investing in the financial services sector include: (1) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (2) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (3) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (4) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (5) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (6) competition: the financial services sector has become increasingly competitive.
The following risk is added to the section titled “Principal Risks of Investing in the Fund” in the Statutory Prospectus:
Financial Services Risk. A company is “principally engaged” in financial services if it owns financial services related assets constituting at least 50% of the total value of its assets, or if at least 50% of its revenues are derived from its provision of financial services. The financial services sector consists of several different industries that behave differently in different economic and market environments, including banking, insurance, and securities brokerage houses. Companies in the financial services sector include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies, and companies providing similar services. Due to the wide variety of companies in the financial services sector, they may react in different ways to changes in economic and market conditions.
Risks of investing in the financial services sector include: (1) systemic risk: factors outside the control of a particular financial institution — like the failure of another, significant financial institution or material disruptions to the credit markets — may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (2) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (3) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (4) non-diversified loan portfolios: financial services companies, whose securities a fund purchases, may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; (5) credit: financial services companies may have exposure to investments or agreements, which, under certain circumstances, may lead to losses, e.g., sub-prime loans; and (6) competition: the financial services sector has become increasingly competitive.
Banking. Commercial banks (including “money center” regional and community banks), savings and loan associations, and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries or classifications (such as real estate, energy, or sub-prime mortgages), and significant competition. The profitability of these businesses is to a significant degree dependent on the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry and there is no assurance against losses in securities issued by such companies.
Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies also may be affected by weather, terrorism, long-term climate changes, and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (e.g., real estate or “junk” bond holdings), and failures of reinsurance carriers.

Other Financial Services Companies. Many of the investment considerations discussed in connection with banks and insurance companies also apply to other financial services companies. These companies are subject to extensive regulation, rapid business changes and volatile performance dependent on the availability and cost of capital, and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage, and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.
Other Regulatory Limitations. Regulations of the Securities and Exchange Commission (“SEC”) impose limits on: (1) investments in the securities of companies that derive more than 15% of their gross revenues from the securities or investment management business (although there are exceptions, the Fund is prohibited from investing more than 5% of its total assets in a single company that derives more than 15% of its gross revenues from the securities or investment management business); and (2) investments in insurance companies. The Fund, generally, is prohibited from owning more than 10% of the outstanding voting securities of an insurance company.

Davis Research Fund
Authorized series of
Davis New York Venture Fund, Inc.
Supplement dated February 11, 2026
to the Statement of Additional Information dated December 1, 2025
“Financial Services” has been removed from the section titled “Non-Principal Investment Strategies and Risks” as a result of “Financial Services Risk” being added as a principal risk of the Fund.